Personnel Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details of personnel expenses by function:
Cost of sales	€ 810,512	€ 731,192	€ 635,577
Research and development	93,817	90,495	77,988
Selling, general & administration expenses	345,224	323,880	314,348
Total personnel expenses	1,249,553	1,145,567	1,027,913
Details by nature:
Wages and salaries	1,000,682	917,810	822,384
Contributions to pension plans (see note 29)	21,363	20,347	18,486
Other social charges	29,055	27,679	25,074
Social Security	198,453	179,731	161,969
Total personnel expenses	€ 1,249,553	€ 1,145,567	€ 1,027,913